Employee Benefits - Summary of Amounts Recognized in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	$ 9	$ 13
Defined Benefit plan recognized in Other Liabilities	3,302	2,781
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	9	13	$ 113
Other assets [member] | Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets			104
Other assets [member] | Other pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	3	6	3
Other assets [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	6	7	6
Other liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	3,302	2,781	1,747
Other liabilities [member] | Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	1,428	741
Other liabilities [member] | Other pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	938	1,008	852
Other liabilities [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	430	412	360
Other liabilities [member] | Principal non-pension post-retirement benefit plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	506	620	535
Other assets and liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Net amount recognized	$ (3,293)	$ (2,768)	$ (1,634)